Document and Entity Information	0 Months Ended
Feb. 06, 2015
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2014
Registrant Name	ETFis Series Trust I
Central Index Key	0001559109
Amendment Flag	false
Document Creation Date	Feb. 06, 2015
Document Effective Date	Feb. 06, 2015
Prospectus Date	Feb. 09, 2015
InfraCap REIT Preferred ETF
Risk/Return:
Trading Symbol	PFFR